Segment information - Additional information (Details) $ in Millions	9 Months Ended
	Sep. 30, 2021 USD ($) segment	Jan. 01, 2023 USD ($)	May 07, 2021 USD ($)	Mar. 12, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020	May 28, 2019 USD ($)	Aug. 31, 2014 USD ($)
Number of Operating Segments | segment	2
Revolving credit facility
Line of Credit Facility, Maximum Borrowing Capacity		$ 85	$ 85				$ 85	$ 85
Revolving credit facility | Hoegh LNG [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 85			$ 85	$ 85
$385 million facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 385
Neptune and the Cape Ann
Equity Method Investment, Ownership Percentage	50.00%					50.00%